Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of warrants outstanding

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2023, 2024 and 2025	3,762	$1,661.4

Warrants exercisable, as of December 31, 2025	3,762	$1,661.4